Members' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Members' Equity [Abstract]
Schedule Of Members Equity
Holders of Class A Units have voting rights and rights to profits and losses of the Company and distributions from the Company. The following is a summary of the activity of the Class A Units:

Units outstanding January 1, 2020	95,000,000
Issued 2020	20,000,000

Units outstanding December 31, 2020	115,000,000
Issued 2021	71,500,000

Units outstanding December 31, 2021	186,500,000